INVESTMENTS - Investments in equity instruments classified as FVTPL (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
INVESTMENTS
Financial assets at fair value through FVTPL	$ 685,662	$ 1,513,331	$ 6,464,119
Chia Network Inc
INVESTMENTS
Quantity	19,860	19,860
Financial assets at fair value through FVTPL	$ 488,781	$ 488,781	366,932
NGRAVE NV
INVESTMENTS
Quantity	138,966	138,966
Financial assets at fair value through FVTPL	$ 196,881	$ 196,881	80,976
Animoca Brands Corporation Limited
INVESTMENTS
Quantity		909
Financial assets at fair value through FVTPL	$ 0	$ 442	$ 5,120,897
Lucy Labs Flagship Offshore Fund SPC
INVESTMENTS
Quantity		500
Financial assets at fair value through FVTPL		$ 827,227